Summary of accounting policy information - Revenue recognition (Details)	12 Months Ended
Dec. 31, 2023
Summary of accounting policy information
Statement that practical expedient about existence of significant financing component has been used	false
Statement that practical expedient about incremental costs of obtaining contract has been used	true